Cash and cash equivalents and debt financing (Tables)	6 Months Ended
Jun. 30, 2021
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Cash and cash equivalents and debt financing

	30 June 2021	31 December 2020
	£m	£m
Cash at bank and in hand	1,704.1	10,075.0
Short-term bank deposits	1,842.0	2,824.1
Overdrafts 1	(199.2)	(8,562.0)
Cash and cash equivalents	3,346.9	4,337.1
Note:
1	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.

Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2021	31 December 2020
	£m	£m
Within one year	(711.5)	(182.2)
Between one and two years	(117.0)	(725.6)
Between two and three years	(749.6)	(795.7)
Between three and four years	(1,052.4)	(649.1)
Between four and five years	(71.4)	(528.2)
Over five years	(3,227.9)	(3,387.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,929.8)	(6,267.9)
Short-term overdrafts – within one year	(199.2)	(8,562.0)
Future anticipated cash flows	(6,129.0)	(14,829.9)
Effect of discounting/financing rates	1,039.2	1,235.2
Debt financing	(5,089.8)	(13,594.7)